INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018
Income taxes
Assessable profits							$ 2,000
Half of the current tax rate (as a Percent)							8.25%
Income tax expense	$ (12,707)		$ 9,802		$ 3,418
Income tax expense	(12,707)		9,802		3,418
Schedule of Loss before income taxes
Loss before provision of income tax	(69,289)		23,256		16,764
Deferred tax assets:
Allowance for credit losses	156		140
Allowance for inventory provision	162		145
Lease liabilities	2,154		1,810
Net operating loss carry forwards	30,677		29,062
Gross deferred tax assets	33,149		31,157
Less: Valuation allowance	(30,324)		(28,195)		(29,827)
Total deferred tax assets	2,825		2,962
Deferred tax liabilities:
Property and equipment, net	(87)		(206)
Acquired intangible assets	(695)		(1,048)
Operating lease ROU assets	(2,154)		(1,810)
Other income from equity investment			(415)
Total deferred tax liabilities	(2,936)		(3,479)
Total deferred tax liabilities	111		517
Net operating loss carry forwards	181,185		167,325
Deferred tax liability for its equity investment			415
Movement of valuation allowance
Balance at beginning of the period	28,195		29,827
(Decrease) / Additions	3,145		(1,632)
Decrease related to subsidiaries' cancellation	(1,016)
Balance at end of the period	30,324		28,195		29,827
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax	$ (69,289)		$ 23,256		$ 16,764
Statutory tax rate in the PRC	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (17,322)		$ 5,814		$ 4,191
Non-deductible expenses	982		346		130
Non-deducible impairment loss	14,021
R&D super deduction	(2,392)		(2,664)
Effect of preferential tax rate	344		122		(211)
Effect of income tax rate differences in jurisdictions other than the PRC	1,311		(892)		352
Statutory expense	(203)		(655)		(305)
Deferred tax expense	(415)		381		1,313
Prior year true up	(157)		(594)
Unrecognized tax benefits	(12,302)		9,576
Changes in valuation allowances	3,426		(1,632)		(2,052)
Income tax expense	(12,707)		9,802		$ 3,418
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	13,101
Additions	73		13,101
Decreases	(13,067)
Ending balance	107		13,101
Unrecognized tax benefits	107		13,101
interest expense	$ 107		$ 34
Percentage of effective rate							100.00%	100.00%
Shenzhen Ruizhihe
Income taxes
Taxable income (as a percent)	20.00%	20.00%	20.00%	20.00%	20.00%	20.00%
Hong Kong
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC	16.50%	16.50%
Statute of limitations	5 years	5 years
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC	25.00%	25.00%
Statute of limitations	5 years	5 years
PRC | Guoshuihan 2009
Income taxes
Preferential income tax rate	15.00%	15.00%
Eligible for preferential tax rate	15.00%	15.00%
Preferential tax term	3 years	3 years
Singapore
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations	6 years	6 years
Singapore | Ching International service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC	17.00%	17.00%
Singapore | D2D Express PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC	17.00%	17.00%
Singapore | Avant E-Commerce Service PTE.LTD
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC	17.00%	17.00%
Cayman Islands
Income taxes
Income tax expense	$ (12,300)		$ 9,517		$ 55
Income tax expense	(12,300)		9,517		55
Schedule of Loss before income taxes
Loss before provision of income tax	(2,411)		(5,219)		(5,216)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax	(2,411)		(5,219)		(5,216)
Income tax expense	(12,300)		9,517		55
Hong Kong
Income taxes
Withholding taxes amount on remittance of dividends		$ 0
Assessable profits		$ 0		$ 0		$ 0
Income tax expense	(407)		285		3,363
Income tax expense	(407)		285		3,363
Schedule of Loss before income taxes
Loss before provision of income tax	(66,872)		(12,136)		9,010
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax	(66,872)		(12,136)		9,010
Income tax expense	(407)		285		3,363
PRC excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before provision of income tax	(6)		40,611		12,970
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax	$ (6)		$ 40,611		$ 12,970